Net debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Debt [Abstract]
Analysis of changes in consolidated net debt	Analysis of changes in net debt

	2024
	Financial liabilities
	Borrowings excluding overdrafts (note 20)(a) US$m	Lease liabilities (note 21)(b) US$m	Derivatives related to net debt (note 23)(c) US$m	Cash and cash equivalents including overdrafts (note 22)(a) US$m	Other investments (note 23)(d) US$m	Net debt US$m
At 1 January	(13,000)	(1,351)	(429)	9,672	877	(4,231)
Foreign exchange adjustment	57	69	(30)	(99)	(1)	(4)
Cash movements excluding exchange movements	494	455	104	(1,089)	(675)	(711)
Other non-cash movements	18	(586)	12	–	11	(545)
At 31 December	(12,431)	(1,413)	(343)	8,484	212	(5,491)

	2023
	Financial liabilities			Other assets
	Borrowings excluding overdrafts (note 20)(a) US$m	Lease liabilities (note 21)(b) US$m	Derivatives related to net debt (note 23)(c) US$m	Cash and cash equivalents including overdrafts (note 22)(a) US$m	Other investments (note 23)(d) US$m	Net debt US$m
At 1 January	(11,070)	(1,200)	(690)	6,774	1,998	(4,188)
Foreign exchange adjustment	(87)	(21)	62	(23)	–	(69)
Cash movements excluding exchange movements	(1,523)	426	(4)	2,921	(1,157)	663
Other non-cash movements	(320)	(556)	203	–	36	(637)
At 31 December	(13,000)	(1,351)	(429)	9,672	877	(4,231)
(a)Borrowings excluding overdrafts of US$12,431 million (2023:US$13,000 million) differs from Borrowings on the balance sheet as it excludes bank overdrafts of US$11 million
(2023: US$1 million) which has been included in cash and cash equivalents for the net debt reconciliation.
(b)Other non-cash movements in lease liabilities include the net impact of additions, modifications and terminations during the period.
(c)Included within “Derivatives related to net debt” are interest rate and cross-currency interest rate swaps that are in hedge relationships with the Group's debt.
(d)Other investments includes US$212 million (2023: US$877 million) of highly liquid financial assets held in a separately managed portfolio of fixed income instruments classified as held for trading.
Summary by currency, the group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts	The table below summarises, by currency, our net debt, after taking into account relevant cross-currency interest rate swaps and foreign exchange contracts:

	2024						2023
Net debt by currency	Borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net debt US$m	Net debt US$m
US dollar	(12,181)	(539)	(343)	7,108	212	(5,743)	(4,033)
Australian dollar	(92)	(501)	–	721	–	128	(186)
Canadian dollar	(158)	(158)	–	81	–	(235)	(247)
South African rand	–	(2)	–	167	–	165	130
Other	–	(213)	–	407	–	194	105
Total	(12,431)	(1,413)	(343)	8,484	212	(5,491)	(4,231)